Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		$ (15.2)
Foreign currency translation adjustments		(7.7)	$ 4.3	$ (0.2)
Actuarial gains (losses) on pension and non-pension post-employment benefit plans		9.3	(9.1)	(8.7)
Reclassification of actuarial losses (gains) to deficit		(9.3)	9.1	8.7
Loss on purchase of pension annuities		0.0	(0.2)	0.0
Reclassification of loss on purchase of pension annuities to deficit		0.0	0.2	0.0
Accumulated other comprehensive income, ending balance		(26.8)	(15.2)
Income tax expense (recovery) relating to net loss on cash flow hedges		(0.5)	0.8	0.2
Release of income tax (expense) benefit relating to reclassification of net loss on cash flow hedges to operations		0.6	0.0	(0.5)
Income tax expense (recovery) relating to cash flow hedges		(0.1)	1.0	0.2
Foreign currency
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		(10.3)	(14.6)	(14.4)
Accumulated other comprehensive income, ending balance		(18.0)	(10.3)	(14.6)
Pension and non-pension post-employment benefit plans
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		0.0	0.0
Accumulated other comprehensive income, ending balance		0.0	0.0	0.0
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		(15.2)	(23.6)
Foreign currency translation adjustments	[1]	(7.7)	4.3	(0.2)
Accumulated other comprehensive income, ending balance		(26.8)	(15.2)	(23.6)
Currency forward
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Net gain (loss) on cash flow hedges		(5.3)	9.0	6.7
Reclassification of net loss (gain) on cash flow hedges to operations		(8.2)	(0.5)	4.1
Currency forward | Cash flow hedges
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		11.6	3.1	(7.7)
Accumulated other comprehensive income, ending balance		(1.9)	11.6	3.1
Interest rate swap
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Net gain (loss) on cash flow hedges		2.4	(12.8)	(10.2)
Reclassification of net loss (gain) on cash flow hedges to operations		7.2	8.4	2.5
Interest rate swap | Cash flow hedges
Accumulated Other Comprehensive Income Rollforward [Roll Forward]
Accumulated other comprehensive income, beginning balance		(16.5)	(12.1)	(4.4)
Accumulated other comprehensive income, ending balance		$ (6.9)	$ (16.5)	$ (12.1)

[1]	Accumulated other comprehensive (AOC) loss is net of tax. See note 13.